Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2023
Revenue Benchmark [Member]
Concentration of Credit Risk (Tables) [Line Items]
Schedule of Single Suppliers Total Purchase	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.
	For the Years ended December 31,
	2021		2022		2023
Percentage of the Group’s total revenue	Amount	%	Amount	%	Amount	%
Customer A	3,363,631	10.3%	9,824,275	20.4%	17,311,971	29.3%
Customer B	13,384,613	41.2%	5,364,265	11.1%	-	-
Customer C	-	-	4,980,628	10.3%	6,297,152	10.6%
Customer D	-	-	*	*	7,354,358	12.4%
*	represent percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

Accounts Receivable [Member]
Concentration of Credit Risk (Tables) [Line Items]
Schedule of Single Suppliers Total Purchase

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2022		2023
Percentage of the Group’s accounts receivable, net	Amount	%	Amount	%
Customer A	5,279,171	12.8%	6,546,593	23.1%
Customer B	12,801,742	30.9%	-	-
Customer C	4,175,607	10.1%	-	-
Customer D	4,523,575	10.9%	3,996,508	14.1%
Customer E	-	-	4,913,290	17.3%

Cost of Goods and Service Benchmark [Member]
Concentration of Credit Risk (Tables) [Line Items]
Schedule of Single Suppliers Total Purchase	The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:
	For the Years ended December 31,
	2021		2022		2023
Percentage of the Group’s total purchase	Amount	%	Amount	%	Amount	%
Supplier A	3,756,094	73.8%	11,475,851	34.6%	23,547,294	37.6%
Supplier B	-	-	7,281,914	21.9%	-	-
Supplier C	-	-	3,402,612	10.3%	12,974,197	20.7%
Supplier D	-	-	-	-	7,999,350	12.8%
Supplier E	-	-	-	-	9,303,874	14.9%